Consolidated Balance Sheets (Parenthetical) $ in Thousands	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 ₪ / shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 ₪ / shares
Statement of Financial Position [Abstract]
Trade receivables net of allowance for doubtful accounts | $	$ 3,810		$ 2,992
Ordinary stock, par value (in NIS) | ₪ / shares		₪ 0.1		₪ 0.1
Ordinary stock, shares authorized	50,000,000		50,000,000
Ordinary stock, shares issued	48,939,538		48,861,038
Ordinary stock, shares outstanding	48,939,538		48,861,038